SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Adoption Of New Accounting Policy Member [Member] $ in Thousands	Jan. 01, 2019 USD ($)
Bottom of range [member]
Additional to rightofuse assets and Lease Liabilities	$ 1,000
Top of range [member]
Additional to rightofuse assets and Lease Liabilities	$ 1,300